Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

May 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Life Account I: (File Nos. 033-54662 and 811-05006)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Life Account I and The Penn Mutual Life Insurance Company, we hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 44 to the Registration Statement for Penn Mutual Variable Life Account I (File Nos. 033-54662 and 811-05006), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-21-121143 on April 19, 2021.

Please do not hesitate to contact me at 212.309.6353 should you have any questions.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: John Heiple

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

101 Park Avenue New York, NY 10178-0060 United States	+1.212.309.6000 +1.212.309.6001